MoA International Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Index reflects no deduction for fees and expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MoA International Fund
Prospectus [Line Items]
Average Annual Return, Percent	37.20%	11.10%	9.25%
MoA International Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	36.06%	8.86%	7.53%
MoA International Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.77%	7.92%	6.73%